EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Stock options
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	282,737	0
Treasury RSUs
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	25,614	0